Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of interest capitalized

	For the Year Ended December 31,
	2012	2011	2010
Capitalized interest	$21,145	$5,815	$3,715

Schedule of deferred costs and other assets

	2012	2011
Deferred financing and lease costs, net	$334,337	$308,380
In-place lease intangibles, net	358,141	200,098
Acquired above market lease intangibles, net	128,893	75,950
Marketable securities of our captive insurance companies	119,424	100,721
Goodwill	20,098	20,098
Other marketable and non-marketable securities	150,264	421,529
Loans held for investment	—	162,832
Prepaids, notes receivable and other assets, net	459,577	343,936

	$1,570,734	$1,633,544

Schedule of deferred financing and leasing costs

	2012	2011
Deferred financing and lease costs	$576,821	$528,273
Accumulated amortization	(242,484)	(219,893)

Deferred financing and lease costs, net	$334,337	$308,380

Schedule of amortization, included in statements of operations and comprehensive income

	For the Year Ended December 31,
	2012	2011	2010
Amortization of deferred financing costs	$27,163	$28,697	$27,806
Amortization of debt premiums, net of discounts	(33,504)	(8,439)	(9,066)
Amortization of deferred leasing costs	43,176	43,110	34,801

Schedule of intangible assets

	2012	2011
In-place lease intangibles	$480,517	$245,844
Accumulated amortization	(122,376)	(45,746)

In-place lease intangibles, net	$358,141	$200,098

Acquired above market lease intangibles	$248,357	$178,564
Accumulated amortization	(119,464)	(102,614)

Acquired above market lease intangibles, net	$128,893	$75,950

Schedule of estimated future amortization and the increasing (decreasing) effect on minimum rents for above and below market leases

	Below Market Leases	Above Market Leases	Impact to Minimum Rent, Net
2013	$ 43,664	$(24,899)	$18,765
2014	36,343	(22,492)	13,851
2015	31,233	(19,837)	11,396
2016	27,279	(17,903)	9,376
2017	20,000	(14,022)	5,978
Thereafter	40,720	(29,740)	10,980

	$199,239	$(128,893)	$70,346

Schedule of outstanding interest rate derivatives related to interest rate risk

   As of December 31, 2012, we had the following outstanding interest rate derivatives related to managing our interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	3	$483.7 million
Interest Rate Caps	6	$442.4 million

Schedule of carrying amount of noncontrolling interests

	2012	2011
Limited partners' interests in the Operating Partnership	$983,363	$953,622
Nonredeemable noncontrolling deficit interests in properties, net	(877)	(59,000)

Total noncontrolling interests reflected in equity	$982,486	$894,622

Schedule of rollforward of noncontrolling interests

	2012	2011	2010
Noncontrolling interests, beginning of period	$894,622	$802,972	$724,825
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	274,701	210,240	134,161
Distributions to noncontrolling interest holders	(239,207)	(212,526)	(178,082)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	5,634	(15,814)	(309)
Net loss on derivative instruments reclassified from accumulated comprehensive income (loss) into interest expense	3,021	2,774	2,689
Currency translation adjustments	2,435	(1,484)	(3,452)
Changes in available-for-sale securities and other	(6,807)	(6,340)	3,074

	4,283	(20,864)	2,002

Adjustment to limited partners' interest from increased (decreased) ownership in the Operating Partnership	99,834	(36,032)	(103,728)
Units issued to limited partners	31,324	9,084	213,861
Units exchanged for common shares	(144,197)	(9,465)	(3,866)
Units redeemed	(38,904)	—	—
Purchase of noncontrolling interests, noncontrolling interests in newly consolidated properties and other	100,030	151,213	13,799

Noncontrolling interests, end of period	$982,486	$894,622	$802,972

Schedule of accumulated other comprehensive loss by components

	2012	2011
Cumulative translation adjustments	$(30,620)	$(39,820)
Accumulated derivative losses, net	(78,139)	(115,833)
Net unrealized gains on marketable securities, net	2,613	41,861

Total accumulated other comprehensive loss	(106,146)	(113,792)

Less: Accumulated other comprehensive loss attributable to noncontrolling interests	15,246	19,529

Total accumulated other comprehensive loss net of noncontrolling interests	$(90,900)	$(94,263)

Schedule of activity in the allowance for credit losses including the activity related to discontinued operations

	For the Year Ended December 31,
	2012	2011	2010
Balance, beginning of period	$27,500	$31,650	$45,187
Consolidation of previously unconsolidated properties	2,075	860	426
Provision for credit losses	12,809	6,505	3,130
Accounts written off, net of recoveries	(9,254)	(11,515)	(17,093)

Balance, end of period	$33,130	$27,500	$31,650